Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements
7.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group measured its financial assets including cash equivalents, trading securities and available-for-sale investment at fair value on a recurring basis as of December 31, 2014 and 2015.

Cash equivalents represented term deposits that can be withdrawn at any time and are stated at fair value. Trading securities and available-for-sale equity investments included listed equity securities that are traded publicly in the open market. The Group classified such financial assets as investments within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

Bank financial products are measured at costs which approximate their fair values in the consolidated balance sheets. The Group benchmarks the costs against fair values of comparable investments as of balance sheet date, and categorized all fair value measures of bank financial products as Level 2 of the fair value hierarchy because they are valued using directly or indirectly observable inputs in the market place.

The contingent consideration related to business acquisition was classified within Level 3 of the fair value hierarchy because it is measured using significant unobservable inputs when determining its fair value by applying the income approach. The significant unobservable input was the discount rate of 13% and 14% which approximated to the industry weighted average cost of capital.

The investments of debt securities are measured at fair value on a nonrecurring basis when impairment is recognized. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

The following table shows the fair value of the Group's financial assets and liabilities measured at recurring basis as of December 31, 2014 and 2015:

	As of December 31, 2014				As of December 31, 2015
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents-term deposits	$1,129,833	$-	$-	$1,129,833	$788,337	$-	$-	$788,337
Short-term investments:
Trading securities	173	-	-	173	180	–	–	180
Available-for-sale investments
Listed equity securities	43,558	-	-	43,558	–	-	-	-
Bank financial products	-	14,505	-	14,505	-	31,868		31,868
Others	-	500	-	500	-	500	-	500
Long-term investments
Listed equity securities	47,644	-	-	47,644	28,413	-	-	28,413
Debt Securities	-	-	-	-	-	-	7,471	7,471
Contingent consideration	-	-	(22,168)	(22,168)	-	-	(2,168)	(2,168)

Total	$1,221,208	$15,005	$(22,168)	$1,214,045	$816,930	$32,368	$5,303	$854,601

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2015, which only contains contingent consideration and debt securities:

Total
Balance at January 1, 2014	$-
Addition in connection with business acquisition in 2014	(20,951)
Increase in fair value	(1,217)
Balance at December 31, 2014	(22,168)
Addition in connection with investment in available-for-sale	7,471
Settlements	20,000
Balance at December 31, 2015	$5,303

There was no such assets and liabilities existed during the years ended December 31, 2013.

Measured on nonrecurring basis

Long-term investments, goodwill and other intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method.

The Group measured the fair value of long term investments and acquired intangible assets using income approach based on which to recognize the impairment loss in respective years. These assets are considered as Level 3 assets because the Group used unobservable inputs to determine their fair values. The Group estimated the fair value of these investee companies and acquired intangible assets based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.